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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2000

                 Check here if Amendment [ ]; Amendment Number:
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                  Name: Reliance Financial Services Corporation
                          Address: 55 East 52nd Street
                               New York, NY 10055
                          Form 13F File Number: 28-161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name              George E. Bello
Title:            Executive Vice President
Phone:            212-909-1100


Signature, Place, and Date of Signing:                 /s/  George E. Bello
---------------------------------------         ---------------------------

                                                     New York, New York
                                                        August 14, 2000


        NOTE: While the instructions for Column 6 of the Information Table indicate the answer must be "DEFINED" due to a parent-subsidiary relationship, each entity is responsible for its own investment policy and exercises independent management discretion.

        Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              1
Form 13F Information Table Entry Total:                        19
Form 13F Information Table Value Total (thousands):            $792
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              Form 13F
  No.        File Number                     Name
  ---        -----------                     ----

1.            28-160                         Reliance Insurance Company




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                           Form 13F INFORMATION TABLE

Report for the Calendar Quarter Ended June 30, 2000.


COLUMN 1                         COLUMN 2       COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
---------------------------  ----------------- ----------  --------- ----------------------- ---------- --------  -----------------
                                                             VALUE    SHRS OR      SH/  PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
                                                                                                                  -----------------
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT      PRN  CALL DISCRETION MANAGERS  SOLE SHARED  NONE
---------------------------  ----------------- ----------  --------- ------------  ---  ---- ---------- --------  ---- ------  ----
COLT TELECOM                 COM               196877104      7,405       54,600    SH        DEFINED      1       X
CONOCO INC.                  COM               208251405     26,441    1,076,500    SH        DEFINED      1       X
DEVON ENERGY CORP            COM               25179M103     11,200      200,000    SH        DEFINED      1       X
EMONS TRANSN GRP INC         COM               291575108        482      321,321    SH        DEFINED      1       X
GENTA INC                    COM NEW           37245M207      5,533      851,203    SH        DEFINED      1       X
HEARTPORT INC                SB NT CV 144A 04  421969AA4     14,023   31,870,000   PRN        DEFINED      1       X
HEARTPORT INC                SB NT CV 7.25%04  421969AC0      5,480   12,455,000   PRN        DEFINED      1       X
INDIVIDUAL INV GROUP INC     COM               455907105      1,208      666,666    SH        DEFINED      1       X
LANDAMERICA FINL GROUP INC   COM               514936103     88,868    4,039,473    SH        DEFINED      1       X
OCCIDENTAL PETROLEUM CORP    COM               674599105     94,165    4,470,831    SH        DEFINED      1       X
OCCIDENTAL PETROLEUM CORP    COM               674599105      1,101       52,272    SH        DEFINED              X
RELIANCE GROUP HOLDINGS INC  COM               759464100      1,051    1,401,173    SH        DEFINED      1       X
SCHLUMBERGER LTD             COM               806857108      7,142       95,700    SH        DEFINED      1       X
SCHLUMBERGER LTD             COM               806857108        373        5,000    SH        DEFINED              X
SEMPRA ENERGY                COM               816851109     17,253    1,014,900    SH        DEFINED      1       X
STREAMLINE COM INC           COM               863239109      7,629    2,597,616    SH        DEFINED      1       X
SUNBEAM CORP                 SRSDCV ZR0144A18  867071AA0     33,961  219,100,000   PRN        DEFINED      1       X
SYMBOL TECHNOLOGIES INC      COM               871508107    467,235    8,647,531    SH        DEFINED      1       X
TRANSOCEAN SEDCO FOREX INC   COM               G90078109        990       18,527    SH        DEFINED      1       X